CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Loss for the year	$ (5,631)	$ (15,887)	$ (37,509)
Items that will not be recycled to profit or loss:
Gain (loss) from remeasurement of liabilities (net) in respect of post-employment benefit obligations	215	0	146
Items that may be recycled to profit or loss:
Gain (loss) from translation of financial statements of foreign activities	(2,454)	(170)	(374)
Gains on cash flow hedges	428	42	0
Total comprehensive loss for the year	$ (7,442)	$ (16,015)	$ (37,737)